Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					VALUE OF INITIAL $100 FIXED INVESTMENT BASED ON:
YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR PRINCIPAL EXECUTIVE OFFICER (PEO)	COMPENSATION ACTUALLY PAID TO PEO	AVERAGE SUMMARY COMPENSATION TABLE TOTAL NON-PEO FOR OTHER NAMED EXECUTIVE OFFICERS (NON-PEO NEOs))	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOs	TOTAL SHAREHOLDER RETURN (TSR)	TSR OF PEER GROUP	NET INCOME (IN THOUSANDS)	COMPANY - SELECTED MEASURE- ADJUSTED RETURN ON ASSETS
(a)	(b)[1]	(c)[2]	(d)[3]	(e)[4]	(f)[5]	(g)[6]	(h)[7]	(i)[8]
2025	$1,925,946	$1,951,256	$792,169	$799,217	$156.37	$132.22	$52,113	1.20%
2024	1,869,311	$2,125,798	$763,283	$811,297	$147.91	$121.52	$43,544	1.09%
2023	1,839,140	1,626,649	741,966	705,403	136.30	103.71	44,852	1.15%
2022	1,809,632	1,889,352	706,885	750,137	142.65	108.65	43,557	1.17%
2021	1,661,531	1,970,250	618,349	720,925	124.33	108.25	39,299	1.10%

1.	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Simard (our CEO) for each corresponding year in the “Total” column of the Summary Compensation Table.
2.

The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Simard, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Simard during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Simard’s total compensation for fiscal year 2025 to determine the compensation actually paid in 2025:

YEAR	REPORTED SUMMARY COMPENSATION TABLE TOTAL FOR PEO	REPORTED VALUE OF EQUITY AWARDS(a)	EQUITY AWARD ADJUSTMENTS(b)	COMPENSATION ACTUALLY PAID TO PEO
2025	$1,925,946	$(494,000)	$519,310	$1,951,256

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table.
(b)

The equity award adjustments for fiscal year 2025 include the addition (or subtraction, as applicable) of the following: (1) the fiscal year-end fair value of any equity awards granted in 2025 that are outstanding and unvested as of the end of fiscal year 2025; (2) the amount of change as of the end of fiscal year 2025 (from the end of the prior fiscal year) in the fair value of any awards granted in prior fiscal years that are outstanding and unvested as of the end of fiscal year 2025; (3) for awards that are granted and vest in fiscal year 2025, the fair value as of the vesting date; (4) for awards granted in prior fiscal years that vest in fiscal year 2025, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in the fair value; (5) for awards granted in prior fiscal years that are determined to fail to meet the applicable vesting conditions during fiscal year 2025, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (6) the dollar value of any dividends or other earnings paid on stock or option awards in fiscal year 2025 prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for fiscal year 2025. The amounts added or subtracted to determine the adjusted amount are as follows:

FAIR VALUE
			AT THE		VALUE OF
		CHANGE	END OF	CHANGE	DIVIDENDS OR
		IN FAIR	THE PRIOR	IN FAIR	OTHER
		VALUE OF	YEAR OF	VALUE OF	EARNINGS
	YEAR END	OUTSTANDING	EQUITY	EQUITY	PAID ON
	FAIR VALUE	AND	AWARDS	AWARDS	EQUITY
	OF	UNVESTED	THAT	GRANTED IN	AWARDS NOT
	EQUITY	EQUITY	FAILED TO	PRIOR	OTHERWISE
	AWARDS	AWARDS AT YEAR END	MEET	YEARS	REFLECTED
	GRANTED	GRANTED	VESTING	THAT	IN FAIR VALUE	TOTAL EQUITY
	DURING	IN	CONDITIONS	VESTED	OR TOTAL	AWARD
YEAR	THE YEAR	PRIOR YEARS	IN THE YEAR	IN THE YEAR	COMPENSATION	ADJUSTMENTS
2025	$459,478	$1,456	$-	$16,667	$41,710	$519,310

3.

The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Simard, who has served as our CEO since 2013) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Simard), including for purposes of calculating the average amounts in each applicable year are as follows: (i) Josephine Iannelli, Marion Colombo, John M. Mercier, and Jason Edgar

4.

The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Simard), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Simard) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Simard) for each year to determine the compensation actually paid, using the same methodology described above in Footnote 2:

YEAR	AVERAGE REPORTED SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOs	AVERAGE REPORTED VALUE OF EQUITY AWARDS	AVERAGE EQUITY ADJUSTMENTS	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOs
2025	$792,169	$(143,200)	$150,249	$799,217

The amounts deducted or added in calculating the total average equity award adjustments are as follows:

YEAR	AVERAGE YEAR END FAIR VALUE OF EQUITY AWARDS GRANTED DURING THE YEAR	AVERAGE CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS AT YEAR END GRANTED IN +PRIOR YEARS	AVERAGE FAIR VALUE AT THE END OF THE PRIOR YEAR OF EQUITY AWARDS THAT FAILED TO MEET VESTING CONDITIONS IN THE YEAR	AVERAGE CHANGE IN FAIR VALUE OF EQUITY AWARDS GRANTED IN PRIOR YEARS THAT VESTED IN THE YEAR	AVERAGE VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON EQUITY AWARDS NOT OTHERWISE REFLECTED IN FAIR VALUE OR TOTAL COMPENSATION	TOTAL AVERAGE EQUITY AWARD ADJUSTMENTS
2025	$133,158	$1,924	$-	$3,124	$12,043	$150,249

5.

Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

6.

Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Compensation Peer Group. Our Compensation Peer Group for the 2025 reporting year is disclosed under the heading “Market Benchmarking and Performance Comparisons” and found on page 37 of this proxy statement.

7.	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
8.

This is a non-GAAP measure that excludes gains or losses on sale of securities, gains or losses on sale of premises and equipment, gains or losses on other real estate owned, losses on extinguishments of debt, acquisition, conversion and other non-recurring expenses, net of tax.

Company Selected Measure Name	ADJUSTED RETURN ON ASSETS
Named Executive Officers, Footnote	The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Simard, who has served as our CEO since 2013) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Simard), including for purposes of calculating the average amounts in each applicable year are as follows: (i) Josephine Iannelli, Marion Colombo, John M. Mercier, and Jason Edgar
Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Compensation Peer Group. Our Compensation Peer Group for the 2025 reporting year is disclosed under the heading “Market Benchmarking and Performance Comparisons” and found on page 37 of this proxy statement.
PEO Total Compensation Amount	$ 1,925,946	$ 1,869,311	$ 1,839,140	$ 1,809,632	$ 1,661,531
PEO Actually Paid Compensation Amount	$ 1,951,256	2,125,798	1,626,649	1,889,352	1,970,250
Adjustment To PEO Compensation, Footnote

YEAR	REPORTED SUMMARY COMPENSATION TABLE TOTAL FOR PEO	REPORTED VALUE OF EQUITY AWARDS(a)	EQUITY AWARD ADJUSTMENTS(b)	COMPENSATION ACTUALLY PAID TO PEO
2025	$1,925,946	$(494,000)	$519,310	$1,951,256

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table.
(b)

The equity award adjustments for fiscal year 2025 include the addition (or subtraction, as applicable) of the following: (1) the fiscal year-end fair value of any equity awards granted in 2025 that are outstanding and unvested as of the end of fiscal year 2025; (2) the amount of change as of the end of fiscal year 2025 (from the end of the prior fiscal year) in the fair value of any awards granted in prior fiscal years that are outstanding and unvested as of the end of fiscal year 2025; (3) for awards that are granted and vest in fiscal year 2025, the fair value as of the vesting date; (4) for awards granted in prior fiscal years that vest in fiscal year 2025, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in the fair value; (5) for awards granted in prior fiscal years that are determined to fail to meet the applicable vesting conditions during fiscal year 2025, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (6) the dollar value of any dividends or other earnings paid on stock or option awards in fiscal year 2025 prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for fiscal year 2025. The amounts added or subtracted to determine the adjusted amount are as follows:

FAIR VALUE
			AT THE		VALUE OF
		CHANGE	END OF	CHANGE	DIVIDENDS OR
		IN FAIR	THE PRIOR	IN FAIR	OTHER
		VALUE OF	YEAR OF	VALUE OF	EARNINGS
	YEAR END	OUTSTANDING	EQUITY	EQUITY	PAID ON
	FAIR VALUE	AND	AWARDS	AWARDS	EQUITY
	OF	UNVESTED	THAT	GRANTED IN	AWARDS NOT
	EQUITY	EQUITY	FAILED TO	PRIOR	OTHERWISE
	AWARDS	AWARDS AT YEAR END	MEET	YEARS	REFLECTED
	GRANTED	GRANTED	VESTING	THAT	IN FAIR VALUE	TOTAL EQUITY
	DURING	IN	CONDITIONS	VESTED	OR TOTAL	AWARD
YEAR	THE YEAR	PRIOR YEARS	IN THE YEAR	IN THE YEAR	COMPENSATION	ADJUSTMENTS
2025	$459,478	$1,456	$-	$16,667	$41,710	$519,310

Non-PEO NEO Average Total Compensation Amount	$ 792,169	763,283	741,966	706,885	618,349
Non-PEO NEO Average Compensation Actually Paid Amount	$ 799,217	811,297	705,403	750,137	720,925
Adjustment to Non-PEO NEO Compensation Footnote

YEAR	AVERAGE REPORTED SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOs	AVERAGE REPORTED VALUE OF EQUITY AWARDS	AVERAGE EQUITY ADJUSTMENTS	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOs
2025	$792,169	$(143,200)	$150,249	$799,217

The amounts deducted or added in calculating the total average equity award adjustments are as follows:

YEAR	AVERAGE YEAR END FAIR VALUE OF EQUITY AWARDS GRANTED DURING THE YEAR	AVERAGE CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS AT YEAR END GRANTED IN +PRIOR YEARS	AVERAGE FAIR VALUE AT THE END OF THE PRIOR YEAR OF EQUITY AWARDS THAT FAILED TO MEET VESTING CONDITIONS IN THE YEAR	AVERAGE CHANGE IN FAIR VALUE OF EQUITY AWARDS GRANTED IN PRIOR YEARS THAT VESTED IN THE YEAR	AVERAGE VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON EQUITY AWARDS NOT OTHERWISE REFLECTED IN FAIR VALUE OR TOTAL COMPENSATION	TOTAL AVERAGE EQUITY AWARD ADJUSTMENTS
2025	$133,158	$1,924	$-	$3,124	$12,043	$150,249

Compensation Actually Paid vs. Total Shareholder Return	PEO and Non-PEO Compensation Actually Paid and TSR and Peer TSR
Compensation Actually Paid vs. Net Income	PEO and Non-PEO Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure	PEO and Non-PEO Compensation Actually Paid and Adjusted Return on Assets
Total Shareholder Return Vs Peer Group	PEO and Non-PEO Compensation Actually Paid and TSR and Peer TSR
Tabular List, Table

Key Performance Measurements

The Company considers the following the most important financial performance measures it used to link executive compensation actually paid to its NEOs, for the most recently completed fiscal year, to company performance:

●	Adjusted net income (non-GAAP)[8]
●	Adjusted return on assets (non-GAAP)[8]
●	Adjusted return on equity (non-GAAP)[8]
●	Non-performing loans to total loans ratio
●	Efficiency ratio[8]

Total Shareholder Return Amount	$ 156.37	147.91	136.3	142.65	124.33
Peer Group Total Shareholder Return Amount	132.22	121.52	103.71	108.65	108.25
Net Income (Loss)	$ 52,113,000	$ 43,544,000	$ 44,852,000	$ 43,557,000	$ 39,299,000
Company Selected Measure Amount	0.012	0.0109	0.0115	0.0117	0.011
PEO Name	Mr. Simard
Equity Awards Adjustments, Footnote

FAIR VALUE
			AT THE		VALUE OF
		CHANGE	END OF	CHANGE	DIVIDENDS OR
		IN FAIR	THE PRIOR	IN FAIR	OTHER
		VALUE OF	YEAR OF	VALUE OF	EARNINGS
	YEAR END	OUTSTANDING	EQUITY	EQUITY	PAID ON
	FAIR VALUE	AND	AWARDS	AWARDS	EQUITY
	OF	UNVESTED	THAT	GRANTED IN	AWARDS NOT
	EQUITY	EQUITY	FAILED TO	PRIOR	OTHERWISE
	AWARDS	AWARDS AT YEAR END	MEET	YEARS	REFLECTED
	GRANTED	GRANTED	VESTING	THAT	IN FAIR VALUE	TOTAL EQUITY
	DURING	IN	CONDITIONS	VESTED	OR TOTAL	AWARD
YEAR	THE YEAR	PRIOR YEARS	IN THE YEAR	IN THE YEAR	COMPENSATION	ADJUSTMENTS
2025	$459,478	$1,456	$-	$16,667	$41,710	$519,310

YEAR	AVERAGE YEAR END FAIR VALUE OF EQUITY AWARDS GRANTED DURING THE YEAR	AVERAGE CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS AT YEAR END GRANTED IN +PRIOR YEARS	AVERAGE FAIR VALUE AT THE END OF THE PRIOR YEAR OF EQUITY AWARDS THAT FAILED TO MEET VESTING CONDITIONS IN THE YEAR	AVERAGE CHANGE IN FAIR VALUE OF EQUITY AWARDS GRANTED IN PRIOR YEARS THAT VESTED IN THE YEAR	AVERAGE VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON EQUITY AWARDS NOT OTHERWISE REFLECTED IN FAIR VALUE OR TOTAL COMPENSATION	TOTAL AVERAGE EQUITY AWARD ADJUSTMENTS
2025	$133,158	$1,924	$-	$3,124	$12,043	$150,249

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted net income (non-GAAP)
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted return on assets (non-GAAP)
Non-GAAP Measure Description	This is a non-GAAP measure that excludes gains or losses on sale of securities, gains or losses on sale of premises and equipment, gains or losses on other real estate owned, losses on extinguishments of debt, acquisition, conversion and other non-recurring expenses, net of tax.
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted return on equity (non-GAAP)
Measure:: 4
Pay vs Performance Disclosure
Name	Non-performing loans to total loans ratio
Measure:: 5
Pay vs Performance Disclosure
Name	Efficiency ratio
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (494,000)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	519,310
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	459,478
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,456
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,667
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	41,710
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(143,200)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	150,249
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	133,158
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,924
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,124
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 12,043